Subsequent Events (Details) - USD ($)		12 Months Ended
	Apr. 26, 2024	Dec. 31, 2023
Minimum [Member]
Subsequent Events (Details) [Line Items]
Percentage of discount on market price		20.00%
Maximum [Member]
Subsequent Events (Details) [Line Items]
Percentage of discount on market price		70.00%
Forecast [Member]
Subsequent Events (Details) [Line Items]
Interest unpaid (in Dollars)	$ 153,000,000
Maturity date	Jun. 30, 2024